Subsequent Events	12 Months Ended
Mar. 31, 2019
Subsequent Events
Subsequent Events

20. Subsequent Events

On June 26, 2019, the Group acquired an aggregate of 8% equity interest of a PRC-based entity that focused on online marketing services for an aggregate purchase price of approximately RMB80 million in cash.